Note 9 - Accounts payable and accrued liabilities:	12 Months Ended
Dec. 31, 2011
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
9.     Accounts payable and accrued liabilities

Accounts payable and accrued liabilities comprise of:

	2011	2010

Trade accounts payable	$351	$603
Accrued contract research	1,066	2,693
Employee-related accruals	746	1,051
Other accrued liabilities (1)	1,025	1,358

	$3,188	$5,705

(1)	Included in other accrued liabilities at December 31, 2011 is an amount of $59 (December 31, 2010 - $146) owing to a related party (note 17).